Short-term investments (Tables)	6 Months Ended
Jun. 30, 2018
Short-term investments [Abstract]
Fair Value, Assets Measured on Recurring Basis
The following tables present the Company’s short-term investments measured and recorded at fair value on a recurring basis using the above input categories as of December 31, 2017 and June 30, 2018:

	December 31, 2017
	US$ (Audited)
	Quoted Price in Active Market for Identical Assets (Level 1)	Significant Other Observable Input (Level 2)	Significant Unobservable Input (Level 3)
Trading securities:
Debt securities	888,067	-	-
REITs	21,239,128	-	-
Money market instruments	26,577,133	-	-
Equity securities	9,035,230	-	-

Total	57,739,558	-	-

	June 30, 2018
	US$ (Unaudited)
	Quoted Price in Active Market for Identical Assets (Level 1)	Significant Other Observable Input (Level 2)	Significant Unobservable Input (Level 3)
Trading securities:
REITs	19,988,652	-	-
Equity securities	3,687,946	-	-
Investment product	-	-	75,567,512

Total	23,676,598	-	75,567,512

Schedule of Reconciliation of the Assets Measured at Fair Value
The following table presents a reconciliation of the assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the six months ended June 30, 2018:

US$ (Unaudited)
Balance as of December 31, 2017	-
Recognized during the year	75,567,512
Unrealized gain	-
Effect of foreign currency translation	-
Balance as of June 30, 2018 (unaudited)	75,567,512
The amount of total unrealized gain for the six months ended June 30, 2018 included in gain (unaudited)	-

Schedule of Short-term Investments
	December 31, 2017
	US$ (Audited)
	Aggregate fair value	Cost	Unrealized gain in profit
Trading securities:
Debt securities	888,067	784,946	103,121
REITs	21,239,128	20,044,583	1,194,545
Money market instrument	26,577,133	26,574,990	2,143
Equity securities	9,035,230	8,239,060	796,170

Total	57,739,558	55,643,579	2,095,979

	June 30, 2018
	US$ (Unaudited)
	Aggregate fair value	Cost	Unrealized loss in profit
Trading securities:
REITs	19,988,652	20,450,551	(461,899)
Equity securities	3,687,946	4,163,356	(475,410)
Investment product	75,567,512	75,567,512	-

Total	99,244,110	100,181,419	(937,309)